Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets Rollforward

Cost (in millions)	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Other	Total

As of December 31, 2023	$1,238	$464	$226	$18	$137	$2,083
Additions	240	53	2	57	43	395
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	1,340	517	228	75	180	2,340
Additions	81	49	—	—	—	130
Acquisitions	3	—	6	332	366	707
Disposals	(157)	(4)	—	—	—	(161)
As of December 31, 2025	$1,267	$562	$234	$407	$546	$3,016

Accumulated Amortization
As of December 31, 2023	$1,052	$283	$225	$—	$132	$1,692
Additions	122	3	—	—	1	126
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	1,036	286	225	—	133	1,680
Additions	108	13	—	—	8	129
Disposals	(157)	(4)	—	—	—	(161)
As of December 31, 2025	$987	$295	$225	$—	$141	$1,648

Net book value as of December 31, 2024	$304	$231	$3	$75	$47	$660

Net book value as of December 31, 2025	$280	$267	$9	$407	$405	$1,368

Schedule of Amortization Expense
Amortization expense on intangible assets is as follows:

(in millions)	2025	2024	2023
Cost of revenue	$43	$58	$61
Research and development expenses	71	66	63
Selling, general and administrative expenses	15	2	5
Total	$129	$126	$129